Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest
The following depicts changes to the balance of the redeemable noncontrolling interest:

Redeemable Noncontrolling Interest
(Thousands of dollars)
Balance, December 31, 2017	$—
Redeemable noncontrolling interest acquired	81,659
Net income attributable to redeemable noncontrolling interest	172
Balance, December 31, 2018	81,831
Net income attributable to redeemable noncontrolling interest	2,711
Balance, December 31, 2019	$84,542